TRADING ASSETS AND LIABILITIES - Trading derivative assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Derivative assets	$ 2,217,021	$ 969,294
Forward contract [member]
Disclosure of financial assets [line items]
Derivative assets	1,358,370	647,677
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	49,705	429,919
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Derivative assets	997,678	100,705
Forward contracts, Debt securities to buy
Disclosure of financial assets [line items]
Derivative assets	205	342
Forward contracts, Debt securities to sell
Disclosure of financial assets [line items]
Derivative assets	310,782	116,711
Swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	806,915	281,305
Currency swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	25,468	58,475
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Derivative assets	781,447	222,830
Option contract [member]
Disclosure of financial assets [line items]
Derivative assets	51,736	40,312
Options Contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Derivative assets	$ 51,736	$ 40,312